RISK MANAGEMENT (Details 22) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Life And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	R$ 2,987,896	R$ 3,956,551
Official equity insurance liabilitiess	7,459,983	7,751,092
Life And Pension Plans [Member] | Interest Rate Variation Of Minus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	2,954,938	3,918,652
Official equity insurance liabilitiess	7,273,532	7,534,736
Life And Pension Plans [Member] | Interest Rate Variation Of Plus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	3,020,711	3,997,692
Official equity insurance liabilitiess	7,639,164	7,956,746
Non Life [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	750,983	837,096
Official equity insurance liabilitiess	1,978,010	2,007,872
Non Life [Member] | Interest Rate Variation Of Minus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	749,097	921,705
Official equity insurance liabilitiess	1,985,027	2,100,354
Non Life [Member] | Interest Rate Variation Of Plus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	749,080	921,677
Official equity insurance liabilitiess	1,973,621	2,094,096
Health [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	3,098,623	1,873,524
Official equity insurance liabilitiess	8,240,677	8,756,460
Health [Member] | Interest Rate Variation Of Minus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	3,099,198	1,874,060
Official equity insurance liabilitiess	8,205,431	8,722,887
Health [Member] | Interest Rate Variation Of Plus 1 Percentage [Member]
IfrsStatementLineItems [Line Items]
Official income insurance liabilities	3,098,047	1,872,988
Official equity insurance liabilitiess	R$ 8,275,426	R$ 8,789,476